Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)											1 Months Ended						2 Months Ended	3 Months Ended		12 Months Ended
	May 03, 2016	Apr. 11, 2016	Mar. 07, 2016	Jan. 29, 2016	Sep. 28, 2015	May 18, 2015	Dec. 08, 2014	Jul. 09, 2014	Jun. 23, 2014	May 24, 2013	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	May 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value											$ 0.001						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized				92,000,000							300,000,000						300,000,000	300,000,000		300,000,000	300,000,000
Preferred stock, par value											$ 0.001									$ 0.001	$ 0.001
Preferred stock, shares authorized											10,000,000									10,000,000	10,000,000
Preferred stock, shares issued											0									0
Number of Shares issued																		6,923,076		6,923,076
Cash received upon exercise of options																		$ 7,026,000			$ 38,000
Reorganization descriptions																				Following the 2014 Reorganization no more options may be granted under the 2008 Plan. The final option grant under the 2008 Plan was made on May 27, 2014.
Stock-based compensation expense related to stock options																		$ 561,000	$ 2,140,000
Common stock, shares outstanding			6,923,076								1,631,738						4,083,219	4,083,219		1,631,738	0
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.001
Common stock, shares authorized	100,000,000
Preferred stock, shares authorized	10,000,000
Subsequent Event [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities into which the warrants to be converted	83,120
Exercise Price	$ 5.00
Series D Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares outstanding											1,340,865									1,340,865
Series D Preferred Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized																					4,500,000
Number of Shares issued							1,560,976	548,780	2,195,122						85,000	195,122
Gross proceeds from issuance of preferred stock							$ 15,600,000	$ 5,400,000	$ 22,000,000						$ 850,000	$ 1,951,000
Series D Preferred Stock [Member] | Paid In Kind Interest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Series D and accrued PIK dividends Preferred Stock to Common Stock, shares					3,001,526	514,321
Series D Preferred Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Series D and accrued PIK dividends Preferred Stock to Common Stock, shares		1,416,422
Number of securities into which the warrants to be converted		3,750
Series D Preferred Stock [Member] | Series AB Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities into which the warrants to be converted															3,750
Exercise Price															$ 10.00
Remaining life of warrants															9 years 1 month 28 days
Series AA Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares issued														12,145,168
Gross proceeds from issuance of preferred stock														$ 15,181,000
Conversion of Series D and accrued PIK dividends Preferred Stock to Common Stock, shares				2,041,376	5,615,632
Preferred stock, shares outstanding											6,529,536									6,529,536
Preferred stock, shares authorized														16,000,000
Series AA Preferred Stock [Member] | Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares outstanding																	4,488,160	4,488,160
Series AA Preferred Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Series D and accrued PIK dividends Preferred Stock to Common Stock, shares		2,041,376
Series AB Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized				32,000,000
Number of Shares issued				4,655,430							2,009,631	2,215,462	2,614,767
Gross proceeds from issuance of preferred stock				$ 5,800,000							$ 2,512,000	$ 2,768,000	$ 3,268,000
Preferred stock, shares authorized				32,000,000									9,600,000
Conversion of Preferred Stock to Common Stock											479,417	$ 528,522	$ 623,779
Exercise Price				$ 1.25
Series AB Preferred Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares issued				4,655,430																6,839,860
Gross proceeds from issuance of preferred stock				$ 5,819,000													$ 7,026,000			$ 8,514,000
Number of shares issued upon exercise of warrants																	5,620,600
Series AB Preferred Stock [Member] | Scenario, Previously Reported [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares outstanding																	17,115,891	17,115,891
Series AB Preferred Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Series D and accrued PIK dividends Preferred Stock to Common Stock, shares	27,665,645
Series AB Preferred Stock [Member] | Subsequent Event [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding	4,083,219
Series AB Preferred Stock [Member] | Subsequent Event [Member] | 2015 [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Preferred Stock to Common Stock, shares	1,631,738
Series AB Preferred Stock [Member] | Subsequent Event [Member] | January 29, 2016 [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Preferred Stock to Common Stock, shares	1,110,613
Series AB Preferred Stock [Member] | Warrant Exercises [Member] | Subsequent Event [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Preferred Stock to Common Stock, shares	1,340,867
Series D Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Series D and accrued PIK dividends Preferred Stock to Common Stock, shares				1,416,423
Number of securities into which the warrants to be converted																	3,750	3,750
Series D Convertible Preferred Stock [Member] | Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares outstanding																	72,996	72,996
The 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance under the plan										24,565,450
Options vesting period										3 years
Options expire period										10 years
Outstanding options, cancelled			20,307,149
Pricing model																				Black-Scholes
Share-based compensation																				$ 1,883,000	$ 2,304,000
Plan termination date																				Mar. 07, 2016
Grant date fair value																					$ 0.07
Share based payment options grants in period																				0
Cash received upon exercise of options																					$ 38,000
Shares, Exercised																					98,089
The 2008 Plan [Member] | Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expire period																				10 years
Pricing model																				Black-Scholes
Share-based compensation																				$ 3,542,000	$ 2,482,000
Plan termination date																				May 03, 2016
Grant date fair value																				$ 8.81	$ 7.58
Share based payment options grants in period																		0
Unrecognized share-based compensation expense											$ 1,731,000									$ 1,731,000
Unrecognized share-based compensation expense period to recognize																				1 year 3 months 15 days
Shares, Exercised																				0